CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	September 30,	December 31,
	2021	2020
Convertible Notes - Issued in fiscal year 2020	100,000	1,526,000
Convertible Notes - Issued in fiscal year 2021	738,563	-
	838,563	1,526,000
Less debt discount and debt issuance cost	(234,585)	(282,232)
	603,978	1,243,768
Less current portion of convertible notes payable	(586,663)	(1,241,412)
Long-term convertible notes payable	$17,315	$2,356

Convertible notes payable consists of the following:

	December 31,	December 31,
	2020	2019
Convertible Notes - originated in September 2018	$-	$1,700,000
Convertible Notes - originated in October 2018	-	444,150
Convertible Notes - originated in October 2018	-	608,850
Convertible Notes - originated in April 2019	-	600,000
Convertible Notes - originated in June 2019	-	63,000
Convertible Notes - originated in November 2019	-	38,000
Convertible Notes - originated in December 2019	-	38,000
Convertible Notes - Issued in fiscal year 2020	1,526,000	-
	1,526,000	3,492,000
Less debt discount and debt issuance cost	(282,232)	(279,214)
	1,243,768	3,212,786
Less current portion of convertible notes payable	1,243,768	3,212,786
Long-term convertible notes payable	$-	$-